Payments, Details - USD ($)	Amount		Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 3,017	[1]	Taxes	U.S.	Federal Government	Project [Member]	Oil And Natural Gas [Member]	Well

[1]	Publicly traded partnerships like ours are treated as corporations unless they have 90% or more in “qualifying income” (as that term is defined in the Internal Revenue Code). We satisfied this requirement including for the year ended December 31, 2023 and, as a result, are not subject to federal income tax at the Enterprise Products Partners L.P. entity level. However, certain of our consolidated subsidiaries, which have interests in entities that derive income from “commercial development of oil, natural gas, or minerals” as defined in Section 13(q) of the Securities Exchange Act, are corporations or are treated as corporations for federal income tax purposes and are subject to federal income tax on their taxable income. The U.S. Federal Government levies corporate income taxes at an entity level rather than on a per-project basis. Accordingly, we have disclosed all tax payments at the entity-level for those subsidiaries whose taxable income is derived in part from “commercial development of oil, natural gas, or minerals” as defined in Section 13(q) of the Securities Exchange Act. The payments do not relate to a particular project but to the total taxable income for the applicable subsidiaries.